Operations By Segment And Geographic Areas And Identifiable Assets (Reconciliation Of Selected Segment Information To Corresponding Amounts Contained In Consolidated Financial Statements) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended			12 Months Ended
	Dec. 31, 2009		Jun. 30, 2009	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Net sales from segments				$ 3,074.0		$ 2,749.4		$ 2,430.1
Elimination of intersegment revenue				(0.9)		(1.1)		(0.8)
Total consolidated net sales				3,073.1		2,748.3		2,429.3
Total consolidated earnings from operations				272.5		233.9		15.5
Other assets	566.1	[1]		583.2	[1]	681.2	[1]	566.1	[1]
Total consolidated assets	3,559.4			3,536.7		3,673.9		3,559.4
Decrease in environmental related accruals				3.9
Restructuring charge				21.6		8.8		90.4
Accelerated depreciation				0.7
Gains (losses) on sales of assets pre-tax				3.3		0		0.2
Net loss related to exit of polyurethane product line	1.0		(1.4)	34.6		0		0
Cash and cash equivalents	261.7			415.8		383.3		261.7		55.3
Earnings From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations				303.2		275.9		138.7
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations				(30.7)	[2]	(42.0)	[2]	(123.2)	[2]
Assets From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,993.3			2,953.5		2,992.7		2,993.3
Previously Owned Building Block Chemicals [Member]
Segment Reporting Information [Line Items]
Assets held for sale	154.3					164.4		154.3
European Sites [Member]
Segment Reporting Information [Line Items]
Restructuring charge						3.2
Mt. Pleasant, Tennessee Facility [Member]
Segment Reporting Information [Line Items]
Restructuring charge						5.5
Polyurethane Product Line [Member]
Segment Reporting Information [Line Items]
Restructuring charge								1.4
Specialty Chemicals Segments [Member]
Segment Reporting Information [Line Items]
Restructuring charge								$ 90.2

[1]	At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.
[2]	2011 includes net pre-tax charges of $21.6 for restructuring charges primarily related to our Coating Resins segment, benefits of $3.9 primarily related to a favorable adjustment to environmental accruals at a certain European site, a gain on the sale of assets of a certain Latin American subsidiary for $3.3, and accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction. 2010 includes a net pre-tax charge of $3.2 for various restructuring initiatives including consolidation and a closure of manufacturing operations in Europe. Also includes a pre-tax charge of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility. 2009 includes a pre-tax charge of $90.2 for various manufacturing and organizational restructuring initiatives across the Specialty Chemical segments and Engineered Materials segment and within corporate operations as well as restructuring charges related to the shared services initiative. 2009 also includes a net loss of $1.4 related to the exit of the polyurethane product line in Europe and Asia.